Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0176 F: +1 202.637.3593 stevenboehm@ eversheds-sutherland.com

April 9, 2024

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Axxes Private Markets Fund

Pre-Effective Amendment No. 4

File Nos. 333-274313 and 811-23898

Dear Sir/Madam:

On behalf of Axxes Private Markets Fund (the “Fund”), we hereby electronically file Pre-Effective Amendment No. 4 to the Fund’s Registration Statement under the Securities Act of 1933 (Amendment No. 4 under the Investment Company Act of 1940) on Form N-2. The purpose of the filing is to revise disclosure in response to staff comments and provide other updated information for the Fund.

If you have any questions, please contact Steven B. Boehm at (202) 383-0176.

Very truly yours,

/s/ Steven B. Boehm
Steven Boehm

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